CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Accumulated Capital [Member]	Comprehensive deficit [Member]	Accumulated other stockholder's (loss) income [Member]	Total Noncontrolling Equity [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 8,853,042	$ 1,163	$ 1,754,100			$ 1,755,263	$ 7,097,779
Balance, shares at Dec. 31, 2011		11,631,400
Members' contribution	1,629,504						1,629,504
Members' distributions	(5,189,593)		(447,940)			(447,940)	(4,741,653)
Gain (loss) on foreign currency translation, net	(12,092)				(12,092)	(12,092)
Net loss	(2,792,114)		(2,346,068)			(2,346,068)	(446,046)
Balance at Dec. 31, 2012	2,488,747	1,163	(1,039,908)		(12,092)	(1,050,837)	3,539,584
Balance, shares at Dec. 31, 2012	11,631,400	11,631,400
Merger of The ONE Group into Committed Capital Acquisition Corporation	27,203,217	913	28,368,650	(1,166,346)		27,203,217
Merger of The ONE Group into Committed Capital Acquisition Corporation, shares		9,125,000
Payment to TOG members	(11,750,000)		(11,750,000)			(11,750,000)
Equity offering	13,251,514	313	13,251,201			13,251,514
Equity offering, shares		3,131,339
Control premium	5,000,000	100	4,999,900			5,000,000
Control premium, shares		1,000,000
Issuance of restricted stock	295,000	6	294,994			295,000
Issuance of restricted stock, shares		59,000
Issuance of stock-based compensation	55,546		55,546			55,546
Purchase of non-controlling interest	(5,662,000)		(3,109,392)			(3,109,392)	(2,552,608)
Members' contribution	520,000						520,000
Members' distributions	(1,383,407)		(568,335)			(568,335)	(815,072)
Gain (loss) on foreign currency translation, net	61,494				61,494	61,494
Net loss	(21,853,475)			(21,469,214)		(21,469,214)	(384,261)
Balance at Dec. 31, 2013	$ 8,226,636	$ 2,495	$ 30,502,656	$ (22,635,560)	$ 49,402	$ 7,918,993	$ 307,643
Balance, shares at Dec. 31, 2013	24,946,739	24,946,739